Cover	Oct. 15, 2026
Document Information Line Items
Entity Registrant Name	PINE TREE ACQUISITION CORP.
Entity Central Index Key	0002076561
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 15, 2026
Entity Ex Transition Period	false
Entity File Number	001-43499
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6538
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	345
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	623-2740
Class One [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	PAXGU
Security Exchange Name	NASDAQ
Class Two [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PAXG
Security Exchange Name	NASDAQ
Class Three [Member]
Document Information Line Items
Security 12b Title	Rights, each entitling the holder to three-fourths of one Class A ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	PAXGR
Security Exchange Name	NASDAQ